PRUDENTIAL MyRockSM ADVISOR NEW YORK VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated November 22, 2023
to Prospectus dated May 1, 2023
This Supplement should be read in conjunction with the current Prospectus ("Prospectus") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
This Supplement contains information about a change to the Fidelity® Variable Insurance Products Portfolios available in your Annuity.
Effective immediately, the Current Expenses listed in the table in "Appendix A - Portfolios Available Under the Annuity" for the following Portfolio are restated as shown below.

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2022)
					1-Year	5-Year	10-Year
Fixed Income	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio – Initial Class[1] Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.78%	None	0.78%	-0.52%	3.17%	N/A
Fixed Income	Fidelity® Variable Insurance Products High Income Portfolio – Initial Class[1] Fidelity Management & Research Company LLC (FMR) Fidelity Management & Research (UK) Fidelity Management & Research (Hong Kong) Fidelity Management & Research (Japan)	0.82%	None	0.82%	-11.37%	1.10%	2.97%
Fidelity is a registered mark of FMR LLC. Used with permission.

1	Current Expenses includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.72%.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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